Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2014	Jul. 31, 2013	Jul. 31, 2012
Consolidated Balance Sheets [Abstract]
Convertible notes, discount, current	$ 95,410
Convertible notes payable, discount	$ 674,252	$ 139,153
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	65,250,000	62,250,000	62,250,000
Common stock, shares outstanding	65,250,000	62,250,000	62,250,000